Employee Benefit Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Matching percentage of eligible employee pre tax contributions	80.00%
Defined contribution plan, employer matching contribution, percent of match	7.50%	7.50%	7.50%
Defined contribution plan, employers matching contribution, vesting percentage after three years of service	100.00%
Defined contribution plan, employers matching contribution, service period	3 years
Defined contribution plan employers matching contribution	$ 13,242	$ 11,657	$ 11,827
Severance expense	1,120	753	3,571
Other Liabilities, life insurance benefit	1,113	1,054
Assets held by trust	614	537
Restricted Stock And Stock Appreciation Rights
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Stock-based compensation	8,429	8,152	5,653
Other liabilities, deferred compensation	21,339	15,840
Employee Stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other liabilities, deferred compensation	654	482	426
Aggregate amount of ordinary shares reserved for plan	250,000
Qualified Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other liabilities, deferred compensation	17,653	14,160
Nonqualified Deferred Compensation Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other liabilities, deferred compensation	$ 29,615	$ 19,822